Summary of Significant Accounting Policies - Valuation of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 153,642	$ 153,261
Available-for-sale marketable securities
Municipal debt securities	508	897
U.S. agency debt securities	2,498	14,511
Certificates of deposits		38
Corporate debt securities	15,093	3,183
U.S. government debt securities		13,045
Total available-for-sale marketable securities	18,099	31,674
Held-to-maturity time deposits		4,671
Total assets	171,741	189,606
Liabilities
Interest rate swap	1,662
Contingent consideration	1,704	356
Total liabilities	3,366	356
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	153,642	153,261
Available-for-sale marketable securities
Municipal debt securities	0	0
U.S. agency debt securities	0	0
Certificates of deposits		0
Corporate debt securities	0	0
U.S. government debt securities		13,045
Total available-for-sale marketable securities	0	13,045
Held-to-maturity time deposits		0
Total assets	153,642	166,306
Liabilities
Interest rate swap	0
Contingent consideration	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Available-for-sale marketable securities
Municipal debt securities	508	897
U.S. agency debt securities	2,498	14,511
Certificates of deposits		38
Corporate debt securities	15,093	3,183
U.S. government debt securities		0
Total available-for-sale marketable securities	18,099	18,629
Held-to-maturity time deposits		4,671
Total assets	18,099	23,300
Liabilities
Interest rate swap	1,662
Contingent consideration	0	0
Total liabilities	1,662	0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Available-for-sale marketable securities
Municipal debt securities	0	0
U.S. agency debt securities	0	0
Certificates of deposits		0
Corporate debt securities	0	0
U.S. government debt securities		0
Total available-for-sale marketable securities	0	0
Held-to-maturity time deposits		0
Total assets	0	0
Liabilities
Interest rate swap	0
Contingent consideration	1,704	356
Total liabilities	$ 1,704	$ 356